Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2025 CAD ($) Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2024 CAD ($) Customer
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer			0	0	0	0
Percentage concentration risk rate	10.00%
Percentage of change in interest rates	1.00%
Fair value of unsecured senior note				$ 555		$ 801
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact on net income due to changes in interest rate	$ 1	$ 1
Senior Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 80	28	$ 12
Senior Credit Facility [Member] | Floating Interest Rates [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			30			28
Senior Credit Facility [Member] | Fixed Interest Rates [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 50		$ 12
Credit Risk [Member] | Most Significant Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables				$ 27		$ 36